OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of others asset
	R$ thousands
	On December 31, 2023	On December 31, 2022
Financial assets (4) (5)	56,958,860	65,705,559
Foreign exchange transactions (1)	27,704,682	36,970,153
Debtors for guarantee deposits (2)	20,787,578	20,462,101
Securities trading	3,720,053	4,291,006
Trade and credit receivables	2,667,921	2,039,371
Receivables	2,078,626	1,942,928
Other assets	9,597,412	10,422,358
Other debtors	3,405,012	3,723,722
Prepaid expenses	2,934,506	2,735,654
Interbank and interdepartmental accounts	297,291	238,649
Other (3)	2,960,603	3,724,333
Total	66,556,272	76,127,917
(1)	Mainly refers to purchases in foreign currency made by the Organization on behalf of customers and rights in the institution’s domestic currency, resulting from exchange sale operations;
(2)	It refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
(3)	Primarily includes material in inventory, amounts receivable, other advances, advances and payments to be reimbursed and investment property;
(4)	Financial assets accounted for at amortized cost; and
(5)	In 2023 and 2022, there were no expected losses for other financial assets.